Offerings - Offering: 1	Apr. 17, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	48,001,213
Proposed Maximum Offering Price per Unit	0.69
Maximum Aggregate Offering Price	$ 33,120,836.97
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,573.99
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock, $0.0001 par value per share (the "Common Stock"), that become issuable under the Company's 2018 Long-Term Stock Incentive Plan, as amended (the "2018 Plan"), by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of the Registrant's Common Stock. Represents the number of shares of Common Stock that are being added to the shares reserved for issuance under the 2018 Plan and its "evergreen" provision. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall cover an indeterminate number of shares of Common Stock to be offered or sold pursuant to the 2018 plan. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are calculated based on $0.69 per share, the average of the high and low price of the Common Stock as reported on the Nasdaq Capital Market on April 13, 2026 (such date being within five business days prior to the date that this Registration Statement was filed with the U.S. Securities and Exchange Commission).